INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets, net carrying amount (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Intangible assets
Intangible assets	$ 72,563,018	$ 67,342,362
Soybean HB4 and breeding program
Intangible assets
Intangible assets	29,451,462	27,611,142
Ecoseed integrated products
Intangible assets
Intangible assets	2,848,985	2,558,220
Microbiology product
Intangible assets
Intangible assets	4,721,078	3,996,657
Trademarks and patents
Intangible assets
Intangible assets	7,330,948	6,923,256
Software
Intangible assets
Intangible assets	2,261,197	1,849,041
Customer loyalty
Intangible assets
Intangible assets	20,949,348	19,404,046
RG/RS/OX Wheat
Intangible assets
Intangible assets	$ 5,000,000	$ 5,000,000